Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Putnam Funds Trust
Entity Central Index Key	0001005942
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Global Technology Fund
Class Name	Class A
Trading Symbol	PGTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Global Technology Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$52	1.00%
[1]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 1,464,690,794
Holdings Count | $ / shares	35
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,464,690,794
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	35
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Global Technology Fund
Class Name	Class C
Trading Symbol	PGTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Global Technology Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$90	1.75%
[3]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%
Net Assets	$ 1,464,690,794
Holdings Count | $ / shares	35
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,464,690,794
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	35
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Global Technology Fund
Class Name	Class R
Trading Symbol	PGTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Global Technology Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$65	1.25%
[5]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Net Assets	$ 1,464,690,794
Holdings Count | $ / shares	35
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,464,690,794
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	35
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Global Technology Fund
Class Name	Class R6
Trading Symbol	PTTEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Global Technology Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$35	0.68%
[7]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 1,464,690,794
Holdings Count | $ / shares	35
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,464,690,794
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	35
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Global Technology Fund
Class Name	Class Y
Trading Symbol	PGTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Global Technology Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$39	0.75%
[9]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 1,464,690,794
Holdings Count | $ / shares	35
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,464,690,794
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	35
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Annualized.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Annualized.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
†	Annualized.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
†	Annualized.

[10]
*	Does not include derivatives, except purchased options, if any.